Financial Instruments - Summary of Contractual Maturities of Significant Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 470	$ 545
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	82	91
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	2,116	1,992
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	12	17
Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	470	545
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	82
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	1,875	1,787
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)	12	9
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)		12
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	186	144
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)		3
2-4 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)		11
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	53	60
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)		5
4-7 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)		68
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)	$ 2	$ 1